Statements of Consolidated Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Profit or loss [abstract]
Revenues	$ 2,900	$ 1,152	$ 52,993	$ 2,188
Other income	1,716	1,780	3,494	4,172
Total revenues and other income	4,616	2,932	56,487	6,360
Operating expenses
Cost of revenue	(5,827)	(815)	(10,428)	(1,403)
Research and development expenses	(22,862)	(25,421)	(43,587)	(39,987)
Selling, general and administrative expenses	(9,070)	(11,818)	(21,213)	(23,309)
Other operating income (expenses)	111	(3)	86	29
Total operating expenses	(37,647)	(38,058)	(75,142)	(64,670)
Operating income (loss)	(33,031)	(35,126)	(18,655)	(58,310)
Financial gain (loss)	(2,821)	(1,512)	(635)	3,849
Net income (loss)	(35,852)	(36,637)	(19,290)	(54,461)
Attributable to shareholders of Cellectis	(32,263)	(33,447)	(12,221)	(48,791)
Attributable to non-controlling interests	$ (3,589)	$ (3,190)	$ (7,069)	$ (5,670)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.76)	$ (0.79)	$ (0.29)	$ (1.15)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.76)	$ (0.79)	$ (0.29)	$ (1.15)